UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08041

Atlas Insurance Trust
(Exact name of registrant as specified in charter)

794 Davis Street, San Leandro, California			94577-6900
(Address of principal executive offices)			(Zip code)

W. Lawrence Key, President, Atlas Insurance Trust 794 Davis Street, San Leandro, California 94577-6900
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(510) 297-7444

Date of fiscal year end:	12/31/2006

Date of reporting period:	06/30/2006

Item 1. Reports to Stockholders.

The semi-annual report for the period January 1, 2006 through June 30, 2006 is filed herewith.

Table of Contents

The semi-annual reports of the investment portfolios – which are insurance funds – included in the Atlas Portfolio Builder Variable Annuity are listed below.

Atlas Advisers, Inc.
  Atlas Balanced Growth

A I M Advisors, Inc.
  AIM V.I. Capital Appreciation1
  AIM V.I. Core Equity2

AllianceBernstein L.P.
  AllianceBernstein Global Technology
  AllianceBernstein Growth
  AllianceBernstein Large Cap Growth

Capital Guardian Trust Company
  Capital Guardian Value

The Dreyfus Corporation
  Dreyfus VIF – Appreciation
  Dreyfus VIF – Developing Leaders
  Dreyfus VIF – Disciplined Stock
  Dreyfus VIF – Growth and Income
  Dreyfus VIF – Quality Bond
  The Dreyfus Socially Responsible Growth Fund, Inc.

Federated Equity Management Company of Pennsylvania
  Federated Capital Income Fund II

Federated Investment Management Company
  Federated High Income Bond Fund II
  Federated Prime Money Fund II

(continued on next page)

Please carefully consider the investment objectives, risks, charges, and expenses – including the base 1.4% annual insurance charge – of Atlas Portfolio Builder before investing. The prospectus contains these details and other information. Please call 1-800-933-2852 or see your Atlas Representative for a prospectus and read it carefully before investing. Distributed by Atlas Securities, Inc., a registered broker-dealer and an insurance affiliate of World Savings. Atlas Annuities are not available in all states.

1  AIM V.I. Growth merged into AIM V.I. Capital Appreciation.

2  AIM V.I. Premier Equity merged into AIM V.I. Core Equity.

NOT FDIC INSURED • NOT A DEPOSIT • NO BANK GUARANTEE • MAY LOSE VALUE • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Table of Contents (continued)

Janus Capital Management LLC
  Janus Aspen Balanced
  Janus Aspen International Growth
  Janus Aspen Large Cap Growth
  Janus Aspen Mid Cap Growth
  Janus Aspen Worldwide Growth
  Janus Growth (A/T)

Morningstar Associates, LLC3
  Asset Allocation – Conservative
  Asset Allocation – Growth
  Asset Allocation – Moderate
  Asset Allocation – Moderate Growth
  International Moderate Growth

Templeton Investment Counsel, LLC and Great Companies, LLC
  Templeton Great Companies Global – closed to new investors

Transamerica Investment Management, LLC
  Transamerica Equity
  Transamerica Small/Mid Cap Value – closed to new investors

T. Rowe Price Associates, Inc.
  T. Rowe Price Equity Income
  T. Rowe Price Growth Stock

Van Kampen Asset Management
  Van Kampen Mid Cap Growth4

3  Morningstar Associates, LLC, a registered investment advisor and wholly-owned subsidiary of Morningstar, Inc., serves as portfolio construction manager.

4  Van Kampen Mid Cap Growth was previously named Van Kampen Emerging Growth.

From the office of Marion O. Sandler
Chairman of the Board

Dear Valued Policyholder:

Thank you for investing with Atlas. We have always taken our responsibility to policyholders very seriously and are dedicated to bringing you "The annuities you want from the people you trust."

Atlas Balanced Growth: first-half results

Equity markets, and to a lesser degree bond markets, got off to a strong start this year but lost ground in the final weeks of the six-month reporting period. The year-to-date performance of the Atlas Balanced Growth Portfolio (Balanced Growth) reflected the general trend of the markets, returning a modest 0.64% for the reporting period. For the 1-year, 5-year, and since-inception periods, Balanced Growth's average annual returns were 5.71%, 3.21%, and 5.08%, respectively.

Balanced Growth is a "fund of funds", which invests in a mix of Atlas mutual funds to provide asset allocation within one portfolio. We believe that effective asset allocation — spreading your investment dollars across stocks, bonds, and cash in a way that is consistent with helping you meet your long-term goals — is essential to successful investing. Experienced investors know that broad diversification can reduce the impact that one underperforming asset class has on an investment portfolio in the short term. However, asset allocation does not ensure a profit or guarantee against a loss. Balanced Growth seeks long-term growth of capital and moderate current income, and targets a stock, bond, and cash allocation of approximately 60%, 30%, and 10%, respectively. These proportions may be adjusted in response to market conditions and were, in fact, 67% stocks, 27% bonds, and 6% cash as of June 30, 2006.

At the end of the first half of the year, the Atlas Balanced Growth Portfolio was invested in the underlying Atlas mutual funds as follows:

Atlas Funds	% of Investments
Strategic Income	21.3%
Emerging Growth	19.8
Strategic Growth	19.4
Value Fund	17.9
Balanced Fund	14.1
Money Market	3.2
American Enterprise Bond	2.3
Global Growth	1.4
Growth Opportunities	.6
Total	100.0%

Changes for two Atlas mutual funds

Effective July 31, 2006, Atlas Balanced Fund's investment strategy will change to provide greater opportunity for capital appreciation and to generate current income through dividends. The investment strategy will focus on an equity income approach of investing primarily in dividend-paying stocks. To reflect this change, the Fund will be renamed the Atlas Dual Focus Fund. The Atlas Board of Trustees has approved Fund Asset Management, L.P. ("FAM") as the new sub-advisor to the Fund.

The Atlas Board of Trustees also approved FAM as the new sub-advisor to the Atlas Value Fund, effective July 31, 2006.

Thank you for the confidence you have placed in Atlas.

We appreciate the trust and confidence you have placed in us. As always, you may call 1-800-933-ATLAS (1-800-933-2852) with any questions or to schedule a free portfolio review with an Atlas Representative at a nearby World branch to help ensure your current investments continue to meet your financial needs. Or, visit us online anytime, day or night, at www.atlasannuities.com.

Sincerely,

Marion O. Sandler
Chairman of the Board

Data discussed above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. For current to the most recent month-end performance information, call 1-800-933-2582. Investment return and principal value will fluctuate so the annuity will be worth more or less than its original cost when surrendered. Returns do not include surrender or insurance charges for the variable annuity, but do include fund operating expenses and reinvestment of dividends and capital gains. A portion of this portfolio's expenses were waived. If the expenses were not waived, or if surrender or insurance charges were included, the portfolio's returns would have been lower. The inception date for the Atlas Balanced Growth Portfolio was September 30, 1997.

Please carefully consider the investment objectives, risks, charges, and expenses — including the base 1.4% annual insurance charge — of Atlas Portfolio Builder before investing. The prospectus contains this and other information. Please call 1-800-933-2852 or see your Atlas Representative for a prospectus and read it carefully before investing. Distributed by Atlas Securities, Inc., a registered broker-dealer and an insurance affiliate of World Savings. Atlas Annuities are not available in all states.

NOT FDIC INSURED • NOT A DEPOSIT • NO BANK GUARANTEE • MAY LOSE VALUE • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Atlas Balanced Growth Portfolio
Shareholder Expenses  (unaudited)

As a shareholder of the Balanced Growth Portfolio, you incur ongoing expenses, such as management fees, administrative service fees and other fund expenses. The following table is intended to help you understand your ongoing expenses (in dollars and cents) of investing in the Portfolio and to compare these expenses with the ongoing expenses of investing in other funds.

The table is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 to June 30, 2006.

Actual Expenses

The first line in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about the hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 01/01/06	Ending Account Value 06/30/06	Annualized Expense Ratio	Expenses Paid During Period*
Atlas Balanced Growth Portfolio
Actual	$1,000.00	$1,006.40	0.56%	$2.79
Hypothetical	1,000.00	1,022.00	0.56%	2.81

*  Expenses are calculated using the Fund's annualized expense ratio of 0.56%, multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Atlas Balanced Growth Portfolio
Statement of Net Assets  June 30, 2006 (unaudited)

Investments: (100.34%)
Investment in Atlas Funds, at identified cost			$14,230,239
	Shares	Percent of Net Assets	Market Value
Investment in Atlas Funds, at market value – 100.34%
Strategic Income Fund	760,089	21.39%	$3,321,588
Emerging Growth Fund[1]	174,021	19.85	3,081,919
Strategic Growth Fund[1]	222,045	19.49	3,026,467
Value Fund	230,309	17.94	2,784,441
Balanced Fund	191,387	14.12	2,191,382
Money Market Fund	506,818	3.26	506,818
American Enterprise Bond Fund	37,693	2.29	355,443
Global Growth Fund	9,064	1.43	221,347
Growth Opportunities Fund	3,771	0.57	89,001
Investment in Atlas Funds, at market value			15,578,406
Other Assets and Liabilities: (-0.34%)
Distributions receivable			26,171
Other assets			8,786
Liabilities			(88,305)
Total other assets and liabilities			(53,348)
Net Assets (100.00%)			$15,525,058
Net Assets Consist Of:
Unrealized appreciation			$1,348,167
Accumulated net realized loss			(1,953,271)
Undistributed net investment income			85,325
Paid-in capital			16,044,837
Net Assets			$15,525,058
Net Asset Value Per Share:
Net assets			$15,525,058
Beneficial interest shares outstanding (unlimited number of shares authorized)			1,403,956
Net asset value per share			$11.06
Investment Allocation			Percent of Net Assets
Stocks			66.88%
Bonds			27.19
Cash and other liquid assets			5.93
			100.00%

1  Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Atlas Balanced Growth Portfolio
Statement of Operations  For the six months ended June 30, 2006 (unaudited)

Investment Income:
Income:
Distribution income from Atlas Funds	$131,284
Interest	166
Total income	131,450
Expenses:
Management fees (Note 4)	20,675
Administration service fees (Note 4)	20,675
Custodian fees and expenses	6,777
Printing and postage	5,622
Accounting and legal fees	4,843
Trustees' fees	556
Other	294
Transfer agency fees and expenses	16
Gross expenses	59,458
Waiver of management fees (Note 4)	(13,333)
Net expenses	46,125
Net investment income	85,325
Realized and Unrealized Gain (Loss):
Proceeds from sales	1,600,119
Cost of securities sold	84,416
Net realized gain	1,515,703
Net change in unrealized appreciation:
Unrealized appreciation beginning of period	2,797,281
Unrealized appreciation end of period	1,348,167
Net change in unrealized appreciation	(1,449,114)
Net realized and unrealized gain	66,589
Net increase in net assets resulting from operations	$151,914

The accompanying notes are an integral part of these financial statements.

Atlas Balanced Growth Portfolio
Statements of Changes in Net Assets

	2006[2] (unaudited)	2005[3]
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$85,325	$317,960
Net realized gain on investments	1,515,703	376,182
Net change in unrealized appreciation on investments	(1,449,114)	336,247
Net increase in net assets resulting from operations	151,914	1,030,389
Distributions Paid to Shareholders:
Distributions from net investment income	—	(271,649)
Distributions from net realized gain on investments	—	—
Total distributions paid to shareholders	—	(271,649)
Beneficial Interest Share Transactions:[1]
Proceeds from shares sold	321,446	995,829
Proceeds from shares issued in reinvestment of distributions	—	271,649
Cost of shares repurchased	(2,028,805)	(4,549,950)
Net decrease in net assets resulting from beneficial interest share transactions	(1,707,359)	(3,282,472)
Net decrease in net assets	(1,555,445)	(2,523,732)
Net Assets:
Beginning of period	17,080,503	19,604,235
End of period	$15,525,058	$17,080,503

1  Share Transactions:

Sold	27,924	94,270
Issued in reinvestment of dividends	—	24,615
Redeemed	(178,782)	(426,148)
Net decrease in shares outstanding	(150,858)	(307,263)

2  For the six months ended June 30.

3  For the year ended December 31.

The accompanying notes are an integral part of these financial statements.

Atlas Balanced Growth Portfolio
Financial Highlights  selected data for a share outstanding throughout each period

	2006[1] (unaudited)	2005[2]	2004[2]	2003[2]	2002[2]	2001[2]
Net asset value, beginning of period	$10.99	$10.53	$9.63	$7.94	$9.66	$10.68
Income From Investment Operations:[3]
Net investment income	0.06	0.19	0.08	0.09	0.14	0.15
Net realized and unrealized gain (loss) on investments	0.01	0.45	0.90	1.69	(1.72)	(1.02)
Total from investment operations	0.07	0.64	0.98	1.78	(1.58)	(0.87)
Less Distributions:
From net investment income	0.00	(0.18)	(0.08)	(0.09)	(0.14)	(0.15)
Total distributions	0.00	(0.18)	(0.08)	(0.09)	(0.14)	(0.15)
Net asset value, end of period	$11.06	$10.99	$10.53	$9.63	$7.94	$9.66
Total Return[4]	0.64%	6.04%	10.17%	22.37%	-16.36%	-8.14%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$15,525	$17,081	$19,604	$16,506	$14,917	$20,611
Ratio of expenses to average net assets:[5,6]
Before expense waivers and reimbursement	0.72%	0.70%	0.75%	0.88%	0.82%	0.76%
After expense waivers and reimbursement	0.56%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[6]	1.03%	1.74%	0.85%	0.98%	1.46%	1.55%
Portfolio turnover rate	45.25%	30.76%	59.27%	37.26%	61.71%	57.33%

1  For six months ended June 30.

2  For the year ended December 31.

3  Per share information was calculated based on average shares.

4  Total return assumes purchase at net asset value (without sales charge) at the beginning of each period. Returns for periods less than a full year are aggregate (non-annualized) returns.

5  Does not include expenses of the investment companies in which the Portfolio invests.

6  Annualized when the period presented is less than one year.

The accompanying notes are an integral part of these financial statements.

Atlas Balanced Growth Portfolio
Notes to Financial Statements  June 30, 2006 (unaudited)

1. Significant Accounting Policies

Atlas Insurance Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, ("1940 Act") as an open-end management investment company. The Trust offers a choice of investment portfolios to investors through the purchase of variable annuity and variable life policies that fund insurance company separate accounts. The Trust is a series company currently offering only the Atlas Balanced Growth Portfolio (the "Portfolio"). The Portfolio, which has as its investment objective long-term growth of capital and moderate income, may invest among eleven diversified no load Atlas mutual funds, including the Money Market Fund, the U.S. Government and Mortgage Securities Fund, the Strategic Income Fund, the American Enterprise Bond Fund, the Balanced Fund, the Growth Opportunities Fund, the Value Fund, the S&P 500 Index Fund, the Strategic Growth Fund, the Global Growth Fund, and the Emerging Growth Fund (the "Atlas Funds"). Since the Portfolio invests in shares of a limited number of mutual funds, it is a "non-diversified" investment company under the 1940 Act. The Portfolio, however, intends to qualify as a diversified investment company under provisions of the Internal Revenue Code. Additional diversification requirements under Internal Revenue Code Section 817(h) are imposed on the Portfolio because the Trust is an investment medium for variable annuity contracts.

The following is a summary of significant accounting policies consistently used by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a.  Investment Valuation: Investments are valued at the net asset value of each underlying Atlas Fund determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open.

b.  Federal Income Taxes: It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income, including any net realized gain on investments, to its shareholders. Accordingly, no provision for federal income or excise tax has been recorded.

c.  Security Transactions: Security transactions are recorded on the date securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the basis of specific identification for both financial statement and federal income tax purposes.

d.  Investment Income, Expenses and Distributions: Interest income and estimated expenses are accrued daily. Dividends, representing distributions from Atlas Funds, are recorded on the ex-dividend date. Distributions of capital gains, if any, will normally be declared and paid once a year.

  Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by a fund, timing differences, and differing characterization of distributions made by a fund.

e.  Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Atlas Balanced Growth Portfolio
Notes to Financial Statements (continued)  June 30, 2006 (unaudited)

2. Unrealized Appreciation/Depreciation — Tax Basis

As of June 30, 2006, unrealized appreciation of investment securities for federal income tax purposes was $780,757, consisting of unrealized gains of $804,302 and unrealized losses of $23,545. Cost of securities for federal income tax purposes was $14,797,649.

Capital Loss Carryover

As of June 30, 2006, the Portfolio had capital loss carryforwards, which expire as follows: $771,202 in 2009; $1,464,560 in 2010; $527,161 in 2011; and $139,890 in 2012.

3. Purchases and Sales of Securities

During the six months ended June 30, 2006, the Portfolio purchased $7,551,632 of investment securities and sold $9,129,151 of investment securities.

4. Transactions with Affiliates and Related Parties

Atlas Advisers, Inc. (the "Adviser") provides portfolio management services to the Portfolio. The Adviser supervises the provision of similar services to the Portfolio by Boston Safe Advisors, Inc., sub-adviser to the Money Market Fund; by OppenheimerFunds, Inc., sub-adviser to the Strategic Income Fund, the Growth Opportunities Fund, the Global Growth Fund, the American Enterprise Bond Fund, and the U.S. Government and Mortgage Securities Fund; by New York Life Investment Management LLC, sub-adviser to the Balanced Fund; by Renaissance Investment Management, sub-adviser to the Strategic Growth Fund; by Hotchkis and Wiley Capital Management LLC, sub-adviser to the Value Fund; by Turner Investment Partners, sub-adviser to the Emerging Growth Fund; and by Barclays Global Fund Advisors, adviser to the Master Portfolio in which the S&P 500 Index Fund invests.

The Adviser is responsible for providing or overseeing all aspects of the Portfolio's day-to-day operations and implementing the Portfolio's investment programs. The Portfolio pays a fee for management and administrative services to the Adviser. The management fee is based on an annual rate of .25% of the Portfolio's average daily net assets. The Adviser has agreed to reduce its fee and assume expenses of the Portfolio to the extent necessary to limit the Portfolio's total direct operating expenses to .56% of average daily net assets. Due to the voluntary expense waiver in effect during the six months ended June 30, 2006, management fees due the Adviser were reduced by $13,333. At June 30, 2006, $2,769 was payable by the Portfolio to the Adviser for management services rendered.

The Portfolio invests in specific Atlas Funds that have varied expense and fee levels. Due to the varying proportions owned of the underlying funds over time, the amount of fees and expenses incurred indirectly by the Portfolio will vary.

Atlas Securities, Inc. (the "Distributor") acts as principal underwriter of the Portfolio's shares. The Adviser and Distributor are wholly owned subsidiaries of Golden West Financial Corp. Certain officers and trustees of the Trust are also officers and/or directors of the Adviser, the Distributor and the Atlas Funds.

At June 30, 2006 Golden West Financial Corp., together with the Adviser and Distributor, owned 5,934,569 shares in the Money Market Fund; 409,417 shares in the Value Fund; 1,000 shares in the S&P 500 Index Fund; 82,790 shares in the American Enterprise Bond Fund; 115,723 shares in the Emerging Growth Fund and 13,953 shares in the Portfolio.

Portfolio Proxy Voting Policies and Procedures  (unaudited)

A description of the Trust's Portfolio Proxy Voting Policies and Procedures and information regarding the Trust's proxy voting record for the most recent twelve month period ended June 30, 2006 are available (i) without charge, upon request, by calling the Trust at 1-800-933-2852, and (ii) from the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Trust files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available (i) without charge, upon request, by calling the Trust at 1-800-933-2852; (ii) from the SEC's website at www.sec.gov; and (iii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room).

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.  Schedule of Investments

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable to this filing.

(a)(2) Section 302 Certification letters are attached.

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Atlas Insurance Trust

By:	/s/ W. Lawrence Key
W. Lawrence Key
President and Chief Operating Officer
(as Principal Executive Officer)

Date:	August 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Lawrence Key
W. Lawrence Key
President and Chief Operating Officer
(as Principal Executive Officer)

Date:	August 23, 2006

By:	/s/ Gene A. Johnson
Gene A. Johnson
Vice President and Treasurer
(Principal Financial Officer)

Date:	August 23, 2006